Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss before provision for (benefit from) income taxes:
United States					$ (142,198)	$ (76,122)	$ (75,445)
Foreign					1	7	99
Loss before provision for (benefit from) income taxes					(142,197)	(76,115)	(75,346)
Current:
Foreign					4	86	65
Total current provision					4	86	65
Deferred:
Federal						9	36
State					54	10	109
Total deferred provision			$ (201)	$ 12	54	19	145
Total provision	$ 323	$ 7	$ 332	$ 16	$ 58	$ 105	$ 210